INCOME TAXES - Deferred tax assets and liabilities by source (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 9,134,447	$ 6,060,102
Stock-based compensation	40,467	36,829
Deferred tax liabilities:
Depreciation timing differences	(5,103)	(5,103)
Other	(41,198)	(44,711)
Valuation allowance	(9,128,614)	(6,047,117)
Net deferred tax assets before valuation allowance	$ 9,128,614	$ 6,047,117